INTANGIBLE ASSETS - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 340	£ 349
Additions	106	120
Disposals	(5)	(3)
Charge	(129)	(126)
Impairment	0
Other intangibles at end of period	312	340
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	766	1,350
Additions	106	120
Disposals	(44)	(704)
Charge	0	0
Impairment	(5)
Other intangibles at end of period	823	766
Accumulated amortisation/impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(426)	(1,001)
Additions	0	0
Disposals	39	701
Charge	129	126
Impairment	(5)
Other intangibles at end of period	£ (511)	£ (426)